AQR Multi-Asset Fund Average Annual Total Returns	12 Months Ended	49 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	0.07%	1.71%	2.01%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	11.56%	14.42%			14.82%
60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%		8.47%			9.78%
I
Prospectus [Line Items]
Average Annual Return, Percent	18.72%		8.41%			8.29%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.06%		6.78%			6.25%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.16%		5.86%			5.66%
N
Prospectus [Line Items]
Average Annual Return, Percent	18.47%		8.15%			8.00%
R6
Prospectus [Line Items]
Average Annual Return, Percent	18.86%		8.50%			8.37%